INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Schedule of income tax rates of Group's subsidiaries
The statutory income tax rates for the Group where it has significant operations are as follows:

	For the year ended December 31,
	2014	2015	2016

PRC	N/A	25.00%	25.00%
Hong Kong	N/A	16.50%	16.50%
Germany	29.13%	29.13%	29.13%
Malaysia	25.00%	25.00%	25.00%
South Korea	N/A	22.00%	22.00%
USA	N/A	35.00%	35.00%

Schedule of income (loss) before income taxes
Income (loss) before income taxes consists of:

In millions of $	For the year ended December 31,
	2014	2015	2016

Korea	-	-	51.7
PRC	-	62.3	18.4
Germany	-	-	(60.8)
Malaysia	-	-	63.6
Cayman	(0.7)	(17.2)	48.5
Others	5.1	8.8	1.8

	4.4	53.9	123.2

Schedule of income tax expense	Income tax expense (benefit) consists of:
In millions of $	For the year ended December 31,
	2014	2015	2016

Current	0.0	5.5	2.3
Deferred	1.4	4.6	(6.6)

	1.4	10.1	(4.3)

Schedule of reconciliation of tax computed by applying the statutory income tax rate of the Company to income tax expense
The reconciliation of tax computed by applying the statutory income tax rate of the Group to income tax expense (benefit) is as follows:

In millions of $	For the year ended December 31,
	2014	2015	2016

Income tax computed at parent statutory tax rate	-	-	-
Non-deductible expenses	2.1	5.7	10.7
Foreign tax rate differences	0.2	12.0	25.2
Income not subject to taxation	(7.9)	(0.2)	(29.7)
Others	0.1	(5.2)	(21.0)
Changes in the valuation allowance	6.9	(2.2)	10.5

	1.4	10.1	(4.3)

Schedule of components of deferred tax assets (liabilities)
Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

In millions of $	As of December 31,
	2015	2016

Deferred tax assets:
Current:
- Account receivables and other assets	-	35.7
- Provisions	-	2.1
- Warranty provision	9.8	0.8
- Inventory write-off	4.9	-
- Allowance for advance to suppliers	25.4	-
- Allowance for doubtful accounts	5.4	2.6
- Others	3.2	3.9
Valuation allowance	(48.5)	(44.9)
Offsetting	-	(0.2)

Net current deferred tax assets	0.2	-

Non-current:
- Tax losses	109.3	85.5
- Fixed assets	44.5	49.3
- Allowance for doubtful accounts	-	114.3
- Provision	-	49.3
- Unabsorbed capital allowance	39.7	-
- Others	0.1	-
Valuation allowance	(190.0)	(292.0)
Offsetting	(2.8)	(0.3)

Net non-current deferred tax assets	0.8	6.1

Deferred tax liabilities:
Current:
- Financial assets	3.0	0.9
- Accounts receivable and other assets	2.6	1.7
- Liabilities	0.1	-
Offsetting	-	(0.2)

Current deferred tax liabilities	5.7	2.4

Non-current:
- Land use rights	7.4	2.8
- Intangible assets	0.3	4.0
- Fixed assets	-	1.4
- Others	1.0	-
Offsetting	(2.8)	(0.3)

Non-current deferred tax liabilities	5.9	7.9

Schedule of reconciliation of accrued unrecognized tax benefits
As of December 31, 2015, the Group’s unrecognized tax benefit of $17.9 million related to tax incentive received. In 2016, the Group reversed the unrecognized tax benefit as management believes it is more-likely-than-not that the liability no longer due to expiration of statute of limitations. Reconciliation of accrued unrecognized tax benefit is as follows:

In millions of $	For the year ended December 31,
	2014	2015	2016

Beginning balance	-	-	17.9
Expiration of statute of limitations	-	-	(17.9)
Acquired in the Transaction	-	17.9	-

Ending balance	-	17.9	-